SCHEDULE OF GAIN LOSS AND CASH FLOW ON SALE OF DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended			15 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 5,294,708	$ 287,468	$ 494,622
General and administrative expenses	72,511,076	64,916,121	42,984,644
Gain on sale of Solutions business		5,073,545
Profit (loss) from discontinued operations		4,956,408			$ 4,956,408	$ (857,554)
Net cash (inflow) outflow from operating activities – note (b)		5,987,534	$ (70,331)
Diginex HK [Member]
IfrsStatementLineItems [Line Items]
Revenue
General and administrative expenses		(117,137)
Loss before tax		(117,137)
Income tax expense
Loss after income tax of discontinued operations		(117,137)
Gain on sale of Solutions business		5,073,545
Profit (loss) from discontinued operations		4,956,408
Net cash (inflow) outflow from operating activities – note (b)		(5,987,534)
Net (decrease) in cash generated from discontinued operations		$ (1,031,126)